Financial assets and financial liabilities - Contractual undiscounted amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 809,780	R$ 726,540
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	32,240	29,978
Short term loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	151,757
Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	243,197	193,020
Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	5,900	5,646
Prepayments from customers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	9,657	3,186
Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	278,976	416,255
Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	88,053	78,455
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	360,806	193,200
Less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	32,240	29,978
Less than 1 year | Short term loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	151,757
Less than 1 year | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	24,734	21,999
Less than 1 year | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	2,930	2,804
Less than 1 year | Prepayments from customers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	9,657	3,186
Less than 1 year | Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	139,488	135,233
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	189,175	321,642
1 to 3 years | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	48,222	39,218
1 to 3 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,465	1,402
1 to 3 years | Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	139,488	281,022
3 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	98,422	39,468
3 to 5 years | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	46,165	38,430
3 to 5 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,085	1,038
3 to 5 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	51,172
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	161,377	172,230
More than 5 years | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	124,076	93,373
More than 5 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	420	402
More than 5 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 36,881	R$ 78,455